Acquisitions and Divestitures (Tables)	6 Months Ended
Sep. 30, 2026
Discontinued Operations and Disposal Groups [Abstract]
Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed
The total purchase consideration was allocated to the assets acquired and liabilities assumed based on their respective estimated fair values as of the acquisition date as follows:

(in millions)	Fair Value
Cash	$2
Goodwill (1)	93
Intangible assets, net - IPR&D	189
Deferred income taxes	(20)
Other assets, net of liabilities assumed	1
Total purchase consideration	$265
(1)The goodwill recognized is not deductible for income tax purposes.